ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Liabilities [Line Items]
Suppliers	$ 6,481	$ 4,720
Employee and related costs	9,518	9,235
Government commitment and other	2,665	3,752
Accounts payable and accrued expenses net	$ 18,664	$ 17,707